Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Tax provision or benefit	$ 0	$ 0	$ 0
Limit of utilization of net operating losses (NOLs) and tax credits description	Under the rules, such an ownership change is generally any change in ownership of more than 50% of a company’s stock within a rolling three-year period. The rules generally operate by focusing on changes in ownership among stockholders considered by the rules as owning, directly or indirectly, 5% or more of the stock of a company and any change in ownership arising from new issuances of stock by the company.
Expiring operating loss carryforwards	$ 300,000
Liabilities for unrecognized tax benefits	0	$ 0
Federal [Member]
Income Tax [Line Items]
Net operating loss carryforwards	$ 404,300,000
Operating loss carryforwards expiration year	2029
Net operating losses indefinite carryforward	$ 214,800,000
Federal [Member] | Research and Development Tax Credit Carryforwards [Member]
Income Tax [Line Items]
Tax credit carryforwards	$ 8,600,000
Tax credit expiration year	2029
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Net operating loss carryforwards	$ 300,000,000.0
Operating loss carryforwards expiration year	2030
State and Local Jurisdiction [Member] | Research and Development Tax Credit Carryforwards [Member]
Income Tax [Line Items]
Tax credit carryforwards	$ 4,300,000
Tax credit expiration year	2025